                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    RH Capital Associates LLC
Address: 55 Harristown Road
         Glen Rock, New Jersey


Form 13F File Number: 28-6196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Horwitz
Title:   Managing Member
Phone:   (201) 444-2850

Signature, Place, and Date of Signing:

         /s/ Robert Horowitz     Glen Rock, New Jersey 5/10/2000
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              38

Form 13F Information Table Value Total:     $259,766,000



List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]



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
                                                      RH CAPITAL ASSOCIATES
                                                            FORM 13F
                                                         MARCH 31, 2000

                            TITLE        CUSIP       VALUE    SHRS/   SH/ PUT/           INVSTMT     VOTING AUTHORITY
NAME OF ISSUER              OF CLASS     NUMBER      (x$1000) PRN AMT PRN CALL DSCRETN - MANAGERS  SOLE   SHARED   NONE
--------------              --------     ------      ------   ------- --- ----  ------- ---------  ----   ------   ----

ADELPHIA COMM                 COM       006848105      4353    88846  SH        Sole               Sole
AKAMAI TECHNOLOGIES           COM       00971t101       804     5000  SH        Sole               Sole
ALLTEL CORP                   COM       020039103      2523    40000  SH        Sole               Sole
ALZA CORP                     COM       022615108       939    25000  SH        Sole               Sole
BEL FUSE INC-CL B             COM       077347300       634    30200  SH        Sole               Sole
CISCO SYSTEMS INC             COM       17275r102      1276    16500  SH        Sole               Sole
CITIZENS UTILITIES B          COM       177342201      5307   324100  SH        Sole               Sole
CRYPTOLOGIC INC               COM       228906103     13037   469800  SH        Sole               Sole
CSG SYSTEMS                   COM       126349109      6453   132200  SH        Sole               Sole
DUFF/PHELPS CR RATE           COM       26432f109     16159   162100  SH        Sole               Sole
E DIGITAL CORP COM            COM       26841y103       503    50000  SH        Sole               Sole
GARTNER GROUP INC             COM       366651107      7836   497500  SH        Sole               Sole
GEMSTAR                       COM       g3788v106      3698    43000  SH        Sole               Sole
GENSET SA-ADR                 COM       37244t104      2872    88400  SH        Sole               Sole
IMS HEALTH INC                COM       449934108      1482    87500  SH        Sole               Sole
INAMED CORP.                  COM       453235103     10688   215909  SH        Sole               Sole
INDUS INTERNATIONAL           COM       45578l100      2906   347000  SH        Sole               Sole
INVESTMENT TECH GRP           COM       46145f105      6486   184000  SH        Sole               Sole
JOHNSON & JOHNSON             COM       478160104      5269    75000  SH        Sole               Sole
LIBERTY MEDIA GR. A           COM       001957208     24210   408600  SH        Sole               Sole
MANUGISTICS GROUP             COM       565011103      8492   166500  SH        Sole               Sole
MARVEL ENTERPRISES            COM       57383m108        59    10000  SH        Sole               Sole
MEDICAL MANAGER CORP          COM       58461u103      2542    72500  SH        Sole               Sole
MENTOR CORP MINN              COM       587188103      2025    75000  SH        Sole               Sole
MOTOROLA INC                  COM       620076109      2975    20375  SH        Sole               Sole
MRV COMMUNICATIONS            COM       553477100     14358   156700  SH        Sole               Sole
ON TECHNOLOGY CORP            COM       68219p108      1807   172100  SH        Sole               Sole
PETROLEUM GEO                 COM       716597109      1053    60800  SH        Sole               Sole
POLICY MANAGEMENT             COM       731108106      6180   515000  SH        Sole               Sole
REYNOLDS & REYNOLDS           COM       761695105       219     8100  SH        Sole               Sole
SAWTECH INC                   COM       805468105      2460    46800  SH        Sole               Sole
SCP POOLS                     COM       784028102      8382   273700  SH        Sole               Sole
TODD AO CORP-CL A             COM       888896107      6507   188600  SH        Sole               Sole
UNITED GLOBAL                 COM       913247508     46667   621700  SH        Sole               Sole
USA NETWORKS INC              COM       902984103     18050   800000  SH        Sole               Sole
VENGOLD INC                   COM       92267k100      7718  3982331  SH        Sole               Sole
WASHINGTON POST               COM       939640108      8818    16300  SH        Sole               Sole
WATER PIK TECH                COM       94113u100      4019   554400  SH        Sole               Sole
REPORT SUMMARY                                       259766


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